Trade and other receivables and other assets (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Non-current
Other assets-Rental deposits	€ 3,317		€ 2,819
Other assets-Others	108		92
Trade receivables and contract assets and other assets non-current	3,425		2,911
Current
Trade receivables	16,804		13,637
Contract assets	2,611		2,911
Other assets	3,042		5,514
Trade receivables and contract assets and other assets current	22,457		22,062
Total non-current and current trade receivables and other assets	€ 25,882		24,973
Minimum
Current
Receivables payment terms	30 days
Maximum
Current
Receivables payment terms	90 days
Other assets
Current
VAT receivables	€ 445		2,039	€ 253
Prepaid expenses	1,595		2,620	3,346
Receivables from exercise of share based payments granted	69		74	116
Receivables from COVID 19 bank or credit card transactions	0		0	612
Receivables from grants	219		€ 0	€ 0
Other assets | Rostock headquarters building
Current
Cash deposits provided as security for bank loans | $		$ 3,000
Bank guarantee	3,257
Other assets | Berlin Offices
Non-current
Non-current deposits for central procurement and supplies	108
Current
Cash deposits provided as security for bank loans	257
Bank guarantee	257
Other assets | Other property, plant and equipment
Non-current
Other assets-Rental deposits	€ 60